22 Debentures (Details 3)	12 Months Ended
Dec. 31, 2019
Debentures [Member] | Copel Geracao e Transmissao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel GeT
Contract	1st issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
Debentures [Member] | Copel Telecomunicacoes S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel TEL
Contract	1st issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
Debentures [Member] | Compagas [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Compagás
Contract	3rd issue of Debentures
Annual financial index	Net debt / EBTIDA
Limit	≤ 3.5
3rd Issue De Debentures [Member] | Copel Geracao e Transmissao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel GeT
Contract	3rd issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
3rd Issue De Debentures [Member] | Copel Distribuicao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel DIS
Contract	3rd issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
3rd Issue De Debentures [Member] | Copel Telecomunicacoes S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel TEL
Contract	3rd issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
3rd Issue De Debentures [Member] | Ventos de Santo Uriel [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Cutia
Contract	1st issue of Debentures
Annual financial index	Debt service coverage ratio [1]
Limit	≥ 1.2
4th Issue De Debentures [Member] | Copel Geracao e Transmissao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel GeT
Contract	3rd issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
4th Issue De Debentures [Member] | Copel Distribuicao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel DIS
Contract	4th issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
5th Issue De Debentures [Member] | Copel Distribuicao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel DIS
Contract	5th issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
2nd Issue De Debentures [Member] | Copel Telecomunicacoes S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel TEL
Contract	2nd issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
2nd Issue De Debentures [Member] | Compagas [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Compagás
Contract	2nd issue of Debentures
Annual financial index	Net debt / EBTIDA General Indebtedness
Limit	≤ 3.5 ≤ 0.7
2nd Issue De Debentures [Member] | Nova Asa Branca I [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Nova Asa Branca I
Contract	2nd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
2nd Issue De Debentures [Member] | Nova Asa Branca II [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Nova Asa Branca II
Contract	2nd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
2nd Issue De Debentures [Member] | Nova Asa Branca III [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Nova Asa Branca III
Contract	2nd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
2nd Issue De Debentures [Member] | Nova Eurus IV [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Nova Eurus IV
Contract	2nd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
2nd Issue De Debentures [Member] | Ventos de Santo Uriel [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Ventos de Santo Uriel
Contract	2nd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
Debentures [Member] | Copel Geracao e Transmissao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel GeT
Contract	1st issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
3rd Issue De Debentures [Member] | Copel Geracao e Transmissao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel GeT
Contract	3rd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
4th Issue De Debentures [Member] | Copel Geracao e Transmissao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel GeT
Contract	3rd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
3rd Issue De Debentures [Member] | Copel Distribuicao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel DIS
Contract	3rd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
4th Issue De Debentures [Member] | Copel Distribuicao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel DIS
Contract	4th issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
5th Issue De Debentures [Member] | Copel Distribuicao S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel DIS
Contract	5th issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
Debentures [Member] | Copel Telecomunicacoes S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel TEL
Contract	1st issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
2nd Issue De Debentures [Member] | Copel Telecomunicacoes S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel TEL
Contract	2nd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
3rd Issue De Debentures [Member] | Copel Telecomunicacoes S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel TEL
Contract	3rd issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
Copel [Member] | 7th Issue De Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel
Contract	7th issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
Copel [Member] | 8th Issue De Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel
Contract	8th issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≥ 1.5
Copel [Member] | 5th Issue De Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel
Contract	5th issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
Copel [Member] | 6th Issue De Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel
Contract	6th issue of Debentures
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
Copel [Member] | 7th Issue De Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel
Contract	7th issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
Copel [Member] | 8th Issue De Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel
Contract	8th issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
Copel [Member] | 5th Issue De Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel
Contract	5th issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
Copel [Member] | 6th Issue De Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Company name	Copel
Contract	6th issue of Debentures
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5

[1]	financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eolicos S.A.